Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	DUKE ENERGY CORPORATION
Entity Central Index Key	0001326160
Amendment Flag	false
EBP 002
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	DUKE ENERGY CORPORATION
Entity Central Index Key	0001326160
Amendment Flag	false